Notes Receivable - Related Party (Details Narrative) (10-K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 20, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 07, 2017
Loan issued to related party				$ 1,250,000		$ 99,963
Debt instrument interest rate								5.00%
Interest income, related party		$ 11,762		$ 11,960		789
WENN Digital Inc. [Member]
Loan issued to related party	$ 99,963
Loan term	1 year
Debt instrument interest rate	7.00%
Interest income, related party						$ 789
Debt instrument stake, percentage	7.50%